Subsequent Events (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 25, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Nov. 20, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2022 m²	Dec. 31, 2022 ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 09, 2021	Jun. 02, 2021 USD ($)	Apr. 05, 2019
Subsequent Events (Details) [Line Items]
Square feet									228,000	232,640
Lease term				7 years									26 months		5 years
Lease cost			$ 1,200,000	$ 1,200,000
Annual charges percentage				3.75%
Revolving loan decreased amount	$ 10,000,000
Letter of credit commitments decreased amount	2,000,000
Restricted Cash			5,391,000				$ 950,000				$ 1,733,000	$ 8,067,000
Bear interest rate		2.00%
Term loan in quarterly installments amount		$ 1,875,000
Per square foot				15
Annual interest rate								3.75%
Customer and credit card accounts receivable							$ 5,951,000					2,660,000
Term Loans amount												$ 55,200,000		$ 60,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Liquidity amount	8,000,000
Restricted Cash	5,000,000
Term Loans amount			$ 937,500		$ 937,500
DMI [Member]
Subsequent Events (Details) [Line Items]
Lease cost				$ 15,000
SOFR [Member]
Subsequent Events (Details) [Line Items]
Base rate of each term		4.00%
SOFR [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Applicable rate		1.95%
SOFR [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Applicable rate		0.95%
Liquidity [Member]
Subsequent Events (Details) [Line Items]
Account receivables	8,000,000
Cash and cash equivalents	3,000,000
Liquidity [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Cash and cash equivalents						$ 3,000,000
Customer and credit card accounts receivable	$ 5,000,000					$ 5,000,000